BRIGADE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (1.79%)
Communications (0.08%)
Xplore Inc/Stonepeak Falcon(a)(b)(c)(d)	71,771	$861,303

Consumer, Cyclical (0.07%)
Century Casinos, Inc.(b)(c)(d)	37,990	48,627
Libbey Glass Inc.(a)(b)(c)(d)	166,360	637,159
Mountaineer Merger Corp(a)(b)(d)	2,915,453	3
Total Consumer, Cyclical		685,789

Consumer, Non-cyclical (1.30%)
Envision Healthcare Corp.(b)(d)	481,845	8,793,671
LifeScan Global Common(b)(c)(d)	98,317	3,883,521
ModivCare, Inc.(b)(d)	250,845	1,285,581
Total Consumer, Non-cyclical		13,962,773

Technology (0.34%)
Applogic(b)(d)	212,291	902,237
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	860,334
Matrix Parent, Inc.(b)(d)	194,282	1,913,678
Total Technology		3,676,249

TOTAL COMMON STOCKS
(Cost $15,759,179)		19,186,114

PREFERRED STOCKS (0.08%)
Consumer, Cyclical (0.08%)
Mountaineer Merger Corp PREF A(a)(b)(d)	3,239,505	914,609

TOTAL PREFERRED STOCKS
(Cost $1,844,475)		914,609

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (37.67%)
Basic Materials (3.40%)
Arsenal AIC Parent LLC(e)	1M SOFR + 2.75%	8/19/2030	$2,850,974	$2,858,102
Domtar Corp.(e)	1M SOFR + 5.50%, 0.75% Floor	11/30/2028	464,388	333,491
Jupiter Borrower INC TLB 1L(e)	1M SOFR + 2.75%	3/25/2033	4,225,000	4,216,212
Mens Wearhouse LLC TLB 1L(e)	1M SOFR + 5.75%	1/22/2031	3,587,608	3,613,869
Nexstar Broadcasting INC / Misson Broadcasting(e)	1M SOFR + 2.75%	3/18/2033	1,980,000	1,957,012
Olympus Water US Holding Corp.(e)	1M SOFR + 3.25%	11/3/2032	2,468,813	2,464,690
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	4,254,043	3,991,696
Tega MC Australia Hldgs Pty Ltd TLB 1L(e)	1M SOFR + 3.50%	3/25/2033	2,545,000	2,556,147
TPC Group(e)	1M SOFR + 5.75%	11/22/2031	4,692,647	4,537,930
Treehouse Foods INC TERM (01/26) 1LIEN USD(e)	1M SOFR + 4.25%	2/3/2033	3,225,000	3,231,224
Tuple US Bidco LLC TLB 1L(a)(e)	1M SOFR + 3.75%	1/24/2033	3,491,250	3,316,688

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Basic Materials (3.40%) (continued)
Upstream Rehabilitation PIK(e)(f)	1M SOFR + 4.25 (1.50 PIK)%	11/20/2029	$3,572,432	$3,350,941
Total Basic Materials				$36,428,002

Communications (3.54%)
Alpha Media First Out(a)(d)(e)	1M SOFR + 5.50%	8/31/2029	4,961,352	4,961,352
Cable & Wireless(e)	1M SOFR + 3.25%	1/30/2032	1,500,000	1,449,885
CMI Marketing, Inc.(e)	1M SOFR + 4.25%, 0.50% Floor	3/23/2028	2,984,852	2,860,473
Cox Media Group TL(e)	3M SOFR + 3.50%	6/18/2029	7,813,439	7,040,768
Delivery Hero Finco LLC(e)	1M SOFR + 5.00%, 0.50% Floor	6/25/2032	945,000	952,324
Digicel International Finance, Ltd.(e)	3M SOFR + 4.50%	8/9/2032	2,592,500	2,605,462
Gen Digital, Inc.(e)	1M SOFR + 1.75%	4/16/2032	2,559,207	2,522,739
Plusgrade, Inc.(e)	1M SOFR + 3.50%	3/3/2031	2,138,571	2,098,473
Proofpoint, Inc.(e)	1M SOFR + 3.00%, 0.50% Floor	8/31/2028	2,814,916	2,712,876
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/12/2030	3,990,189	4,011,377
Syniverse Holdings LLC(c)(d)(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	4,788,168	4,090,484
Xplore TL(c)(d)(e)	3M SOFR + 5.00%	10/24/2029	394,854	368,201
Xplore TL(c)(d)(e)	3M SOFR + 1.50%, 4.50% Floor	10/24/2031	1,273,096	873,662
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.50%	3/11/2030	1,421,563	1,420,938
Total Communications				37,969,014

Consumer, Cyclical (7.88%)
AI Aqua Merger Sub, Inc.(e)	1M SOFR + 2.50%	6/25/2033	3,085,111	3,081,656
AI Aqua Merger Sub, Inc.(e)	1M SOFR + 2.75%, 0.50% Floor	7/31/2028	2,822,191	2,818,409
AMC Entertainment Holdings, Inc.(e)	1M SOFR + 7.00%, 2.00% Floor	1/4/2029	2,816,657	2,821,811
Caesars Entertainment, Inc.(e)	1M SOFR + 2.25%, 0.50% Floor	2/6/2031	3,250,001	3,114,931
Catawba Nation Gaming Auth TLB 1L(e)	3M SOFR + 4.75%	3/29/2032	1,615,000	1,615,000
Century Casinos, Inc.(c)(d)(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	6,384,935	4,133,160
Crown Finance US Inc(e)	1M SOFR + 4.50%	12/2/2031	2,961,400	2,965,102
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,960,617	1,966,342
DS Parents, INC.(e)	3M SOFR + 5.50%	1/31/2031	2,854,163	2,292,492
ECL Entertainment LLC(e)	1M SOFR + 3.00%	8/30/2030	3,008,983	3,008,050
Gabe's DDTL(a)(d)(e)	1M SOFR + 8.00%	6/16/2030	489,936	489,936
Gaia Purchaser Inc.(e)	1M SOFR + 4.00%	6/24/2033	3,355,000	3,350,806
Gategroup Holding AG(e)	3M SOFR + 3.50%	6/17/2032	2,269,176	2,274,849
Harrah's Oklahoma TL(a)(e)	1M SOFR + 9.00%, 2.00% Floor	1/24/2031	2,403,094	2,451,156
J&J Ventures Gaming LLC(e)	1M SOFR + 3.50%, 0.75% Floor	4/26/2030	1,694,942	1,685,857
Jack Entertainment(e)	1M SOFR + 4.00%	1/27/2032	2,578,950	2,539,621
Libbey Glass LLC(c)(d)(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,761,576	1,345,403
Mountaineer Merger Corporation Term Loan (12/25)(a)(e)	3M SOFR + 3.70%	6/16/2030	2,062,586	2,062,586
Oravel Stays Singapore Pte, Ltd.(e)	3M SOFR + 8.00%, 1.00% Floor	12/20/2029	3,479,446	3,586,021
PetSmart LLC(e)	1M SOFR + 4.00%	8/18/2032	2,623,458	2,618,002
PrimeSource TL B(e)	1M SOFR + 4.50%, 0.75% Floor	3/17/2031	3,770,550	3,761,878
Raising Canes Restaurants LLC TLB 1L(e)	1M SOFR + 2.00%	10/25/2032	2,768,063	2,754,222
Restoration Hardware Inc.(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	2,976,189	2,891,249
RVR Dealership Holdings LLC(e)	1M SOFR + 4.50%	2/28/2033	7,040,000	6,790,080
Sabre GLBL, Inc.(e)	1M SOFR + 6.00%, 0.50% Floor	11/15/2029	867,412	771,129
Sabre GLBL, Inc.(e)	1M SOFR + 6.25%, 0.50% Floor	7/30/2029	817,245	726,641
Sizzling Platter DD(a)(e)(g)	1M SOFR + 5.00%	6/25/2032	467,161	423,397
Sizzling Platter LLC TERM(e)	1M SOFR + 5.00%	6/25/2032	3,335,766	3,103,930
Travelport Finance Luxembourg Sarl(e)	3M SOFR + 7.00%, 1.00% Floor	9/29/2028	5,919,810	4,377,699
US LBM TL(e)	1M SOFR + 3.75%	6/6/2031	481,369	402,203
Veritiv TL(e)	3M SOFR + 4.00%	12/2/2030	2,706,411	2,553,824
Vista Management Holding, Inc.(e)	3M SOFR + 3.75%	4/1/2031	5,628,068	5,646,359
Total Consumer, Cyclical				84,423,801

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (10.27%)
Alphia(e)	1M SOFR + 5.00%	10/2/2030	$2,954,803	$2,683,345
Aveanna Healthcare TL B(e)	3M SOFR + 3.00%	9/10/2032	2,631,775	2,640,144
Bausch Health(e)	1M SOFR + 6.25%	10/8/2030	3,952,035	3,827,902
Carestream Health INC TL 1L(d)(e)	1M SOFR + 4.50%	3/31/2031	6,622,675	5,861,067
Celsius Holdings, Inc.(e)	3M SOFR + 2.50%	4/1/2032	2,430,564	2,442,717
Elanco Animal Health, Inc.(e)	1M SOFR + 1.75%	10/29/2032	4,106,648	4,103,568
Embecta Corp.(e)	1M SOFR + 3.00%, 0.50% Floor	4/2/2029	2,249,795	1,770,858
Global Medical Response TL B(e)	1M SOFR + 3.25%	10/1/2032	6,269,437	6,283,418
LGC Group(e)	1M SOFR + 4.00%	1/31/2030	2,271,752	2,273,364
LifeScan Global TL B(c)(d)(e)	1M SOFR + 5.50%	12/8/2030	4,631,274	4,600,939
Modivcare Buyer TL EXIT(e)	1M SOFR + 5.00%	12/29/2030	1,583,248	1,327,284
Naked Juice TL(e)	1M SOFR + 5.50%	1/24/2029	3,211,710	3,253,590
Naked Juice TL(e)	3M SOFR + 3.25%	1/24/2029	11,097,700	7,362,658
NAPA Management Services Corp.(e)	1M SOFR + 5.25%, 0.75% Floor	2/23/2029	8,185,943	5,648,301
Nutrisystem TL(e)	1M SOFR + 6.25%	10/19/2030	7,473,407	6,718,593
Nutrisystem TL(e)	1M SOFR + 5.00%	4/19/2030	4,064,527	4,044,205
Opal US LLC(e)	6M SOFR + 2.50%	4/28/2032	3,970,050	3,964,730
Performance Health Holdings, Inc.(e)	6M SOFR + 3.75%	3/19/2032	3,482,456	3,421,513
Peterson Farms TL B(e)	1M SOFR + 4.00%	12/1/2032	2,493,750	2,506,219
Pluto Acquisition I, Inc.(e)	3M SOFR + 4.00%	9/20/2028	9,696,008	9,043,079
Radiology Partners, Inc.(e)	1M SOFR + 4.50%	6/30/2032	4,511,177	4,505,222
RXB Hldgs Inc TL 1L(e)	1M SOFR + 5.00%	12/19/2030	2,735,000	2,723,048
Team Health Holdings, Inc.(e)	3M SOFR + 4.00%	6/30/2028	6,004,701	6,004,701
Two Kings Casino TL B(e)	3M SOFR + 4.75%	3/29/2032	2,425,000	2,421,096
US Fertility Enterprises LLC(e)(g)	1M SOFR + 3.50%	12/30/2032	465,684	466,760
US Fertility Enterprises TL B(e)	1M SOFR + 3.50%	12/30/2032	4,863,158	4,870,258
Vaco Holdings TL B(e)	3M SOFR + 5.00%	1/22/2029	6,420,779	5,232,100
Total Consumer, Non-cyclical				110,000,679

Energy (1.56%)
Crescent Midstream Oper LLC TLB 1L(e)	1M SOFR + 3.75%	2/11/2033	2,200,000	2,211,682
Goodnight(e)	1M SOFR + 4.00%	6/4/2029	2,869,845	2,873,432
Hilcorp Energy I TL B(e)	1M SOFR + 1.75%	2/5/2030	3,150,125	3,148,172
Long Ridge Energy TL B(e)	1M SOFR + 4.50%	2/19/2032	2,578,950	2,581,091
New Fortress Energy, Inc.(c)(d)(e)	3M SOFR + 5.50%, 0.75% Floor	10/30/2028	2,875,658	1,694,251
Nfe Brazil Hldgs Ltd TL1L(c)(d)(e)	3M SOFR + 10.00%	9/15/2026	128,053	127,733
Spencer Spirit(e)	1M SOFR + 4.00%	7/15/2031	4,121,588	4,127,605
Total Energy				16,763,966

Financials (2.99%)
Acrisure LLC(e)	1M SOFR + 3.00%	11/6/2030	5,423,942	4,895,108
Armor Holdco, Inc.(e)	1M SOFR + 3.75%, 0.50% Floor	12/10/2031	2,800,906	2,796,536
Asurion(e)	1M SOFR + 4.25%	9/12/2030	5,518,345	5,446,606
HUB International, Ltd.(e)	3M SOFR + 2.50%, 0.75% Floor	6/20/2030	4,826,658	4,818,742
Hyperion Refinance Sarl(e)	1M SOFR + 2.75%, 0.50% Floor	2/18/2031	2,815,096	2,637,041
ION Platform TL B(e)	1M US L + 3.75%	9/30/2032	1,436,895	1,019,477
OID-OL Intermediate I LLC(e)	1M SOFR + 6.00%	2/1/2029	220,394	212,773
OID-OL Intermediate I LLC(e)	3M SOFR + 4.25%	2/1/2029	5,250,330	3,226,328
Uniti Group TL B(e)	1M SOFR + 4.00%	10/6/2032	4,329,150	4,350,796
WHP TL B(e)	3M SOFR + 4.75%	2/12/2032	2,680,994	2,683,139
Total Financials				32,086,546

Industrials (1.72%)
ACProducts Holdings, Inc.(e)	3M SOFR + 5.50%, 1.00% Floor	11/14/2031	3,594,887	3,192,694
Clue Opco LLC(e)	3M SOFR + 4.50%, 0.75% Floor	12/19/2030	3,493,520	3,286,284
Columbus McKinnon Corp.(e)	1M SOFR + 3.50%, 0.50% Floor	2/3/2033	3,395,229	3,385,315

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (1.72%) (continued)
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	$3,292,763	$3,268,067
Quikrete Holdings, Inc.(e)	1M SOFR + 2.25%	4/14/2031	2,316,643	2,313,748
Socotec US Holding INC TERM (01/26) 1LIEN USD(e)	1M SOFR + 2.75%, 0.75% Floor	6/2/2031	2,940,300	2,941,211
Total Industrials				18,387,319

Technology (5.96%)
Applogic PIK EXIT(d)(e)(f)	1M SOFR + 6.00 (5.00 PIK)%	3/3/2030	4,766,593	3,980,105
Avaya Inc.(c)(d)(e)	1M SOFR + 7.50%	8/1/2028	8,599,295	7,613,988
BCP V Everise Acquisition LLC(e)	3M SOFR + 6.00%	12/14/2029	6,125,895	4,288,126
Bingo Holdings I LLC(e)	1M SOFR + 4.75%	6/30/2032	3,134,250	3,127,982
Boxer Parent Co., Inc.(e)	3M SOFR + 3.00%	7/30/2031	2,835,767	2,546,292
Cision Second Out B-1(e)	1M SOFR + 4.25%	5/31/2030	10,804,983	5,110,583
Cloud Software Group, Inc.(e)	3M SOFR + 3.25%	3/24/2031	1,216,697	1,063,089
Cotiviti, Inc.(e)	1M SOFR + 2.75%	5/1/2031	4,731,819	4,320,766
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 6.75%	7/27/2028	4,543,501	3,018,611
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 7.00%	7/27/2028	6,361,956	2,345,971
Mavenir Jr Debt(a)(d)(e)(f)	(12.00 PIK)%	7/29/2030	2,649,717	2,649,717
McAfee Corp.(e)	1M SOFR + 3.00%, 0.50% Floor	3/1/2029	4,552,974	4,029,382
Mitnick Corporate Purchaser, Inc.(e)(f)	3M SOFR + 4.75%, 0.50% Floor	5/3/2029	5,194,288	1,805,690
Mobileum PIK EXIT(d)(e)(f)	3M SOFR + 6.00 (5.00 PIK)%	9/12/2029	4,570,557	4,113,501
Pitney Bowes TL B(e)	1M SOFR + 3.75%	3/19/2032	2,474,538	2,470,108
Playtika Holding Corp.(e)	1M SOFR + 2.75%	3/13/2028	1,139,737	1,104,222
Project Alpha Intermediate Holding, Inc.(e)	3M SOFR + 3.25%, 0.50% Floor	10/28/2030	2,952,662	2,125,179
Project Leopard Holdings, Inc.(e)	3M SOFR + 5.25%, 0.50% Floor	7/20/2029	3,419,756	2,055,273
Spanish Broadcasting System Inc Term Loan(a)(c)(d)(e)	1M SOFR + 9.75%	12/31/2026	364,761	346,522
SS&C Technologies(e)	1M SOFR + 2.00%	5/9/2031	2,603,731	2,597,768
UKG, Inc.(e)	1M SOFR + 2.50%, 0.25% Floor	2/10/2031	3,299,515	3,100,785
Total Technology				63,813,660

Utilities (0.35%)
Lackawanna Energy Center LLC TL1L(e)	1M SOFR + 2.75%	8/5/2032	3,779,270	3,781,651

TOTAL BANK LOANS
(Cost 417,684,433)				403,654,638

CONVERTIBLE BONDS (0.70%)
Consumer, Cyclical (0.01%)
Liberty Interactive LLC(c)(d)(h)	4.00%	11/15/2029	270,000	13,500
Liberty Interactive LLC(c)(d)(h)	3.75%	2/15/2030	840,000	45,150
Total Consumer, Cyclical				58,650

Consumer, Non-cyclical (0.40%)
Lantheus Holdings, Inc.	2.62%	12/15/2027	2,975,000	4,279,847

Technology (0.29%)
Mavenir Converts(a)(d)(f)	20.00 (20.00 PIK)%	6/30/2027	1,364,820	3,110,424

TOTAL CONVERTIBLE BONDS
(Cost 5,297,218)				7,448,921

CORPORATE BONDS (55.70%)
Basic Materials (5.29%)
ASP Unifrax Holdings, Inc.(f)(i)	7.10 (1.25 PIK)%	9/30/2029	2,104,123	12,751
Axalta Coating Systems Dutch Holding B BV(i)	7.25%	2/15/2031	1,245,000	1,295,728

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Basic Materials (5.29%) (continued)
Axalta Coating Systems LLC(i)	3.38%	2/15/2029	$4,855,000	$4,616,474
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(a)(d)(i)	8.75%	7/15/2026	7,541,000	4,064,599
Celanese US Holdings LLC	6.75%	4/15/2033	2,670,000	2,723,427
Cleveland-Cliffs, Inc.(i)	7.00%	3/15/2032	1,740,000	1,733,387
Cleveland-Cliffs, Inc.(i)	7.63%	1/15/2034	2,060,000	2,058,563
Domtar Corp.(i)	6.75%	10/1/2028	4,265,000	2,957,044
First Quantum Minerals, Ltd.(i)	8.63%	6/1/2031	3,615,000	3,765,081
Fortescue Treasury Pty, Ltd.(i)	6.13%	4/15/2032	3,055,000	3,143,163
INEOS Finance PLC(i)	7.50%	4/15/2029	3,155,000	3,049,355
Innophos Holdings, Inc.(i)	11.50%	6/15/2029	7,873,750	7,261,212
Methanex US Operations, Inc.(i)	6.25%	3/15/2032	4,040,000	4,094,253
Mineral Resources, Ltd.(i)	8.50%	5/1/2030	3,400,000	3,513,849
Olympus Water US Holding Corp.(i)	7.25%	6/15/2031	1,405,000	1,424,963
Rain Carbon, Inc.(i)	12.25%	9/1/2029	6,820,000	7,277,247
Tronox, Inc.(i)	4.63%	3/15/2029	5,260,000	3,683,078
Total Basic Materials				56,674,174

Communications (9.97%)
Altice Financing SA(i)	5.75%	8/15/2029	2,040,000	1,423,792
Beasley Mezzanine Holdings LLC(c)(d)(f)(i)	(10.00 PIK)%	12/31/2027	1,731,353	1,196,798
C&W Senior Finance, Ltd.(i)	9.00%	1/15/2033	2,005,000	2,026,665
Cable One, Inc.(i)	4.00%	11/15/2030	5,980,000	3,229,608
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.25%	2/1/2031	5,900,000	5,316,529
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.25%	1/15/2034	10,035,000	8,490,656
Charter Communications Operating LLC / Charter Communications Operating Capital	6.55%	6/1/2034	1,560,000	1,592,747
Ciena Corp.(i)	4.00%	1/31/2030	3,050,000	2,913,593
CMG Media Corp.(i)	8.88%	6/18/2029	4,470,000	3,259,296
CSC Holdings LLC(i)	6.50%	2/1/2029	1,945,000	1,161,968
Digicel International Finance, Ltd. / Difl US LLC(i)	8.63%	8/1/2032	1,595,000	1,645,182
Directv Financing LLC(i)	8.88%	2/1/2030	3,715,000	3,783,585
Discovery Global Holdings, Inc.	4.05%	3/15/2029	2,270,000	2,243,895
Discovery Global Holdings, Inc.	5.05%	3/15/2042	3,045,000	2,227,363
Discovery Global Holdings, Inc.	4.28%	3/15/2032	925,000	830,094
Dish DBS Corp., Series WI	5.12%	6/1/2029	565,000	510,229
Dish DBS Corp.(h)(i)	5.25%	12/1/2026	2,425,000	2,412,147
Dish DBS Corp.(h)	7.75%	9/1/2026	450,000	450,000
Gray Media, Inc.(i)	9.63%	7/15/2032	5,380,000	5,188,036
Gray Media, Inc.(i)	5.38%	11/15/2031	3,135,000	2,102,475
Gray Media, Inc.(i)	4.75%	10/15/2030	2,250,000	1,614,844
GrubHub Holdings, Inc.(f)(i)	13.00 (7.00 PIK)%	7/31/2030	11,088,347	9,102,907
Iliad Holding SAS(i)	8.50%	4/15/2031	3,500,000	3,708,428
ION Platform Finance US, Inc. / ION Platform Finance SARL, Series 144@(i)	8.75%	5/1/2029	565,000	503,362
ION Platform Finance US, Inc. / ION Platform Finance SARL(i)	5.00%	5/1/2028	1,050,000	962,544
Level 3 Financing, Inc.(i)	8.50%	1/15/2036	3,745,000	4,024,801
Lumen Technologies, Inc., Series P	7.60%	9/15/2039	1,075,000	1,023,590
Lumen Technologies, Inc., Series U	7.65%	3/15/2042	1,591,000	1,503,734
McGraw-Hill Education, Inc.(i)	5.75%	8/1/2028	2,800,000	2,789,878
McGraw-Hill Education, Inc.(i)	7.38%	9/1/2031	800,000	811,924
Newfold Digital Holdings Group, Inc.(i)	11.75%	4/30/2029	1,226,000	1,054,360
Nexstar Media, Inc.(i)	6.50%	9/15/2033	1,185,000	1,185,310
Nexstar Media, Inc.(i)	7.25%	4/15/2034	335,000	334,107
Paramount Global	5.25%	4/1/2044	3,220,000	2,199,796
Paramount Global	4.20%	5/19/2032	4,295,000	3,724,063
Sirius XM Radio LLC(i)	3.88%	9/1/2031	4,217,000	3,817,703
Spanish Broadcasting System, Inc.(c)(d)(h)(i)	9.75%	12/31/2026	4,390,000	2,634,000

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (9.97%) (continued)
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(i)	6.50%	2/15/2029	$880,000	$873,277
Univision Communications, Inc.(c)(d)(i)	4.50%	5/1/2029	2,765,000	2,641,129
Urban One, Inc.(i)	7.63%	4/1/2031	4,419,000	1,598,573
Urban One, Inc.(i)	10.50%	4/1/2030	2,201,000	2,107,458
Vmed O2 UK Financing I PLC(i)	4.25%	1/31/2031	2,565,000	2,110,189
ZipRecruiter, Inc.(c)(d)(i)	5.00%	1/15/2030	5,815,000	4,485,478
Total Communications				106,816,113

Consumer, Cyclical (8.79%)
1011778 BC ULC / New Red Finance, Inc.(i)	3.88%	1/15/2028	2,500,000	2,452,884
1011778 BC ULC / New Red Finance, Inc.(i)	4.38%	1/15/2028	1,500,000	1,483,156
AMC Entertainment Holdings, Inc.(i)	7.50%	2/15/2029	2,005,000	1,860,266
Bath & Body Works, Inc.(i)	6.63%	10/1/2030	3,890,000	3,970,124
Brightstar Lottery PLC(i)	5.25%	1/15/2029	1,440,000	1,434,366
Brightstar Lottery PLC/ Brightstar Global Solutions Corp.(i)	5.75%	1/15/2033	1,310,000	1,283,873
Carnival Corp., Ltd.(i)	6.13%	2/15/2033	3,000,000	3,036,335
Empire Resorts, Inc.(i)	7.75%	11/1/2026	2,665,000	2,660,072
Gaia Purchaser, Inc.(i)	7.63%	7/15/2033	2,250,000	2,276,164
Genting New York LLC / GENNY Capital, Inc.(i)	7.25%	10/1/2029	3,395,000	3,491,511
Hilton Domestic Operating Co., Inc.(i)	4.00%	5/1/2031	5,130,000	4,850,257
Jacobs Entertainment, Inc.(i)	6.75%	2/15/2029	3,970,000	3,887,245
LBM Acquisition LLC(i)	9.50%	6/15/2031	1,465,000	1,308,859
Liberty Interactive LLC(c)(d)(h)	8.25%	2/1/2030	665,000	35,600
Liberty Interactive LLC(c)(d)(h)	8.50%	7/15/2029	4,220,000	209,917
Melco Resorts Finance, Ltd.(i)	5.38%	12/4/2029	3,740,000	3,641,331
Muvico LLC(f)(i)	15.00 (6.00 PIK)%	2/19/2029	1,138,150	1,241,556
NCL Corp., Ltd.(i)	6.75%	2/1/2032	3,605,000	3,596,902
NCL Corp., Ltd.(i)	6.25%	9/15/2033	620,000	602,104
Newell Brands, Inc.	6.63%	5/15/2032	3,140,000	3,178,243
Nissan Motor Co., Ltd.(i)	8.13%	7/17/2035	2,475,000	2,619,587
Nissan Motor Co., Ltd.(i)	7.75%	7/17/2032	1,065,000	1,104,451
Nissan Motor Co., Ltd.(i)	7.50%	7/17/2030	475,000	489,865
Pioneer Opco LLC(i)	7.00%	5/15/2033	2,590,000	2,637,458
Resorts World Las Vegas LLC / RWLV Capital, Inc.(i)	4.63%	4/16/2029	280,000	252,426
Resorts World Las Vegas LLC / RWLV Capital, Inc.(i)	4.63%	4/6/2031	4,545,000	3,785,038
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(i)	6.63%	2/1/2033	3,535,000	3,586,834
Sabre Financial Borrower LLC(i)	11.13%	6/15/2029	2,155,000	2,275,890
Sabre GLBL, Inc.(i)	10.75%	11/15/2029	153,000	147,158
Studio City Finance, Ltd.(i)	5.00%	1/15/2029	3,530,000	3,375,892
Under Armour, Inc.(i)	7.25%	7/15/2030	2,605,000	2,631,507
United Airlines Holdings, Inc.	5.38%	3/1/2031	3,430,000	3,405,132
Victoria's Secret & Co.(i)	4.63%	7/15/2029	3,045,000	2,967,333
Viking Cruises, Ltd.(i)	5.88%	10/15/2033	3,660,000	3,664,303
Wynn Macau, Ltd.(i)	5.13%	12/15/2029	175,000	171,009
Wynn Macau, Ltd.(i)	6.75%	2/15/2034	2,980,000	2,964,063
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(i)	7.13%	2/15/2031	2,045,000	2,163,628
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(i)	6.25%	3/15/2033	1,360,000	1,365,553
Yum! Brands, Inc.(c)(d)	6.88%	11/15/2037	2,335,000	2,534,869
Yum! Brands, Inc.(c)(d)	3.63%	3/15/2031	1,135,000	1,056,822
Zayo Group Holdings, Inc.(f)(i)	6.25 (0.50 PIK)%	3/9/2030	838,966	839,378
Zayo Group Holdings, Inc.(f)	9.00 (1.87 PIK)%	9/9/2030	3,731,102	3,680,477
Total Consumer, Cyclical				94,219,438

Consumer, Non-cyclical (11.98%)
1261229 BC, Ltd.(i)	10.00%	4/15/2032	928,000	939,275

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (11.98%) (continued)
Acadia Healthcare Co., Inc.(i)	7.38%	3/15/2033	$2,500,000	$2,573,873
Akumin, Inc.(i)	9.75%	8/31/2031	14,967,245	14,340,887
Allied Universal Holdco LLC(i)	7.88%	2/15/2031	3,060,000	3,194,810
Bausch Health Cos., Inc.(i)	4.88%	6/1/2028	447,000	412,448
Bausch Health Cos., Inc.(i)	5.00%	1/30/2028	880,000	780,368
Bellis Acquisition Co. PLC(i)	8.13%	5/14/2030	2,595,000	3,230,563
Block, Inc.(i)	6.00%	8/15/2033	2,375,000	2,387,124
Charles River Laboratories International, Inc.(i)	3.75%	3/15/2029	1,600,000	1,534,354
Charles River Laboratories International, Inc.(i)	4.00%	3/15/2031	2,240,000	2,101,177
CHS/Community Health Systems, Inc.(i)	5.25%	5/15/2030	3,925,000	3,699,345
CPI CG, Inc.(i)	10.00%	7/15/2029	2,707,000	2,846,425
CVS Health Corp.(e)	5Y US TI + 7.00%	3/10/2055	4,030,000	4,180,913
DaVita, Inc.(i)	3.75%	2/15/2031	3,320,000	3,076,533
DaVita, Inc.(i)	6.88%	9/1/2032	630,000	649,303
Deluxe Corp.(i)	8.13%	9/15/2029	3,170,000	3,283,807
Embecta Corp.(i)	5.00%	2/15/2030	980,000	759,005
Embecta Corp.(i)	6.75%	2/15/2030	5,391,000	4,404,321
Fortrea Holdings, Inc.(i)	7.50%	7/1/2030	3,412,000	3,457,710
GENMAB A/S/GENMAB FINANCE LLC(i)	6.25%	12/15/2032	2,400,000	2,441,069
Global Medical Response, Inc.(i)	7.38%	10/1/2032	2,680,000	2,774,591
Herc Holdings, Inc.(i)	7.25%	6/15/2033	3,050,000	3,180,012
Humana, Inc.(e)	5Y US TI + 2.90%	9/15/2056	3,825,000	3,808,446
Molina Healthcare, Inc.(i)	3.88%	11/15/2030	4,915,000	4,585,677
Molina Healthcare, Inc.(i)	6.50%	2/15/2031	765,000	778,503
New Albertsons LP	8.00%	5/1/2031	2,500,000	2,668,680
New Albertsons LP	7.45%	8/1/2029	4,000,000	4,181,174
Nidda Healthcare Holding GmbH(e)(i)	3M EUR L + 3.25%	10/15/2032	2,660,000	3,045,362
Perrigo Finance Unlimited Co., Series USD	6.13%	9/30/2032	2,900,000	2,770,988
Pilgrim's Pride Corp.	6.88%	5/15/2034	2,630,000	2,835,115
Post Holdings, Inc.(i)	6.25%	2/15/2032	2,755,000	2,794,291
Radiology Partners, Inc.(f)(i)	9.781 (9.78 PIK)%	2/15/2030	7,416,415	7,361,148
Radiology Partners, Inc.(i)	8.50%	7/15/2032	5,955,000	6,231,659
StoneMor, Inc.(i)	8.50%	5/15/2029	2,125,000	2,088,694
Synergy Infrastructure Holdings LLC(i)	7.88%	12/1/2030	2,350,000	2,463,550
Team Health Holdings, Inc.(f)(i)	13.50 (4.50 PIK)%	6/30/2028	3,204,656	3,278,120
Team Health Holdings, Inc.(i)	8.38%	6/30/2028	3,805,000	3,829,573
Tenet Healthcare Corp.	4.63%	6/15/2028	4,770,000	4,722,128
Tenet Healthcare Corp.	4.38%	1/15/2030	1,470,000	1,423,962
Tenet Healthcare Corp.(i)	5.50%	11/15/2032	710,000	705,699
United Rentals North America, Inc.	4.00%	7/15/2030	2,700,000	2,581,053
Total Consumer, Non-cyclical				128,401,735

Energy (5.65%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(i)	5.38%	6/15/2029	3,060,000	3,050,450
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(i)	6.63%	7/15/2033	3,525,000	3,560,881
Blue Racer Midstream LLC / Blue Racer Finance Corp.(i)	7.00%	7/15/2029	1,680,000	1,722,817
Blue Racer Midstream LLC / Blue Racer Finance Corp.(i)	7.25%	7/15/2032	1,960,000	2,025,315
Borr IHC, Ltd. / Borr Finance LLC(i)	8.75%	1/15/2032	610,000	595,905
Borr IHC, Ltd. / Borr Finance LLC(i)	9.00%	1/15/2034	1,570,000	1,518,475
Genesis Energy LP / Genesis Energy Finance Corp.	8.88%	4/15/2030	530,000	554,675
Genesis Energy LP / Genesis Energy Finance Corp.	8.00%	5/15/2033	6,850,000	7,129,377
Hilcorp Energy I LP / Hilcorp Finance Co.(i)	7.25%	2/15/2035	3,715,000	3,654,357
Howard Midstream Energy Partners LLC(i)	7.38%	7/15/2032	3,500,000	3,621,145
New Fortress Energy, Inc.(c)(d)(i)	6.50%	9/30/2026	2,215,000	381,949
New Fortress Energy, Inc.(c)(d)(i)	8.75%	3/15/2029	1,875,000	302,570
NFE Financing LLC(c)(d)(h)(i)	12.00%	11/15/2029	5,885,000	2,021,497
Rockies Express Pipeline LLC(i)	6.75%	3/15/2033	2,750,000	2,825,157

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Energy (5.65%) (continued)
Sunoco LP(i)	6.25%	7/1/2033	$2,500,000	$2,521,671
Sunoco LP(i)	5.88%	3/15/2034	1,620,000	1,595,346
Transocean International, Ltd.	7.50%	4/15/2031	1,795,000	1,809,380
Transocean International, Ltd.(i)	8.75%	2/15/2030	1,732,500	1,803,056
Valaris, Ltd.(i)	8.38%	4/30/2030	3,100,000	3,219,395
Venture Global Calcasieu Pass LLC(i)	4.13%	8/15/2031	2,625,000	2,464,580
Venture Global Calcasieu Pass LLC(i)	3.88%	11/1/2033	1,490,000	1,327,391
Venture Global LNG, Inc.(i)	8.38%	6/1/2031	3,470,000	3,609,021
Venture Global LNG, Inc.(i)	9.88%	2/1/2032	2,960,000	3,158,270
Venture Global Plaquemines LNG LLC(i)	7.50%	5/1/2033	2,605,000	2,859,468
Venture Global Plaquemines LNG LLC(i)	6.75%	1/15/2036	2,995,000	3,174,537
Total Energy				60,506,685

Financials (8.61%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(i)	7.00%	1/15/2031	2,780,000	2,825,407
Arbor Realty SR, Inc.(c)(d)(i)	7.88%	7/15/2030	2,150,000	2,022,961
Arbor Realty SR, Inc.(c)(d)(i)	8.50%	12/15/2028	665,000	657,434
Barclays PLC(e)(j)	9.62%	12/31/2049	5,250,000	5,818,928
Diversified Healthcare Trust	4.38%	3/1/2031	7,300,000	6,684,157
Finance of America Funding LLC(i)	8.88%	11/30/2026	1,491,599	1,475,909
Finance of America Funding LLC(i)	10.00%	11/30/2029	1,452,000	1,754,306
First Eagle Holdings, Inc.(i)	7.25%	8/15/2032	2,060,000	2,075,510
Freedom Mortgage Corp.(i)	6.63%	1/15/2027	2,310,000	2,313,759
Freedom Mortgage Holdings LLC(i)	9.25%	2/1/2029	1,420,000	1,474,982
Freedom Mortgage Holdings LLC(i)	6.88%	5/1/2031	770,000	747,333
Genworth Holdings, Inc.	6.50%	6/15/2034	1,500,000	1,513,990
Genworth Holdings, Inc.(e)	3M SOFR + 2.26%	11/15/2036	3,700,000	3,095,126
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.00%	6/15/2030	7,315,000	6,817,240
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(i)	10.00%	11/15/2029	715,000	704,119
Iron Mountain, Inc.(i)	6.25%	1/15/2033	2,935,000	2,965,614
LD Holdings Group LLC(i)	6.13%	4/1/2028	3,690,000	3,065,738
LD Holdings Group LLC(i)	8.75%	11/1/2027	1,125,000	1,043,869
Midcap Financial Issuer Trust(i)	6.50%	5/1/2028	2,350,000	2,345,531
Midcap Financial Issuer Trust(i)	5.63%	1/15/2030	2,235,000	2,172,672
Midcap Financial Issuer Trust(e)(i)	3M SOFR + 2.15%	1/15/2031	950,000	912,000
Midcap Financial Issuer Trust(e)(i)	3M SOFR + 2.25%	1/15/2033	1,750,000	1,666,875
Navient Corp.	5.50%	3/15/2029	805,000	772,925
Navient Corp.	5.63%	8/1/2033	2,410,000	1,992,421
OneMain Finance Corp.	7.50%	5/15/2031	3,810,000	3,933,652
OneMain Finance Corp.	7.13%	11/15/2031	1,375,000	1,398,660
OneMain Finance Corp.	5.38%	11/15/2029	865,000	849,707
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(i)	4.88%	5/15/2029	3,110,000	3,041,478
PennyMac Financial Services, Inc.(i)	4.25%	2/15/2029	2,890,000	2,757,438
PennyMac Financial Services, Inc.(i)	5.75%	9/15/2031	5,690,000	5,389,458
Rocket Cos., Inc.(i)	6.38%	8/1/2033	3,670,000	3,730,249
Service Properties Trust	4.38%	2/15/2030	2,310,000	2,084,569
Service Properties Trust(i)	8.63%	11/15/2031	1,490,000	1,568,676
Service Properties Trust(i)(k)		9/30/2027	645,000	598,963
Starwood Property Trust, Inc.(i)	3.63%	7/15/2026	4,335,000	4,333,439
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(i)	6.00%	1/15/2030	2,665,000	2,602,828
Walker & Dunlop, Inc.(i)	6.63%	4/1/2033	2,975,000	3,023,379
Total Financials				92,231,302

Industrials (3.33%)
Ball Corp.	3.13%	9/15/2031	2,900,000	2,623,669
Builders FirstSource, Inc.(i)	6.38%	3/1/2034	2,670,000	2,698,229

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (3.33%) (continued)
Coherent Corp.(i)	5.00%	12/15/2029	$3,045,000	$2,999,232
FTAI Aviation Investors LLC(i)	7.00%	5/1/2031	2,500,000	2,590,098
Quikrete Holdings, Inc.(i)	6.38%	3/1/2032	2,310,000	2,357,832
Smyrna Ready Mix Concrete LLC(i)	8.88%	11/15/2031	2,660,000	2,802,992
Standard Building Solutions, Inc.(i)	6.50%	8/15/2032	2,735,000	2,754,422
Standard Building Solutions, Inc.(i)	5.88%	3/15/2034	1,405,000	1,353,746
TransDigm, Inc.(i)	7.13%	12/1/2031	6,185,000	6,402,983
TransDigm, Inc.(i)	6.63%	3/1/2032	2,390,000	2,451,451
Warwick(a)(d)	12.00%	6/9/2031	3,979,592	4,019,388
Wesco Distribution, Inc.(i)	5.25%	4/15/2031	2,645,000	2,625,940
Total Industrials				35,679,982

Technology (1.01%)
Castle US Holding Corp.(i)	10.00%	6/30/2031	4,901,000	1,065,968
Cloud Software Group, Inc.(i)	9.00%	9/30/2029	1,825,000	1,773,057
Cloud Software Group, Inc.(i)	8.25%	6/30/2032	2,960,000	2,767,970
CoreWeave, Inc.(i)	9.25%	6/1/2030	3,165,000	3,179,940
CoreWeave, Inc.(i)	9.63%	7/15/2032	555,000	547,579
Pitney Bowes, Inc.(i)	7.25%	3/15/2029	905,000	915,846
Playtika Holding Corp.(i)	4.25%	3/15/2029	590,000	528,341
Total Technology				10,778,701

Utilities (1.07%)
Constellation Energy Generation LLC(i)	4.63%	2/1/2029	3,295,000	3,277,096
NRG Energy, Inc.(i)	5.75%	1/15/2034	725,000	717,978
NRG Energy, Inc.(i)	6.00%	1/15/2036	4,070,000	4,057,536
Vistra Corp.(e)(i)(j)	5Y US TI + 5.74%	12/31/2049	3,400,000	3,426,381
Total Utilities				11,478,991

TOTAL CORPORATE BONDS
(Cost 611,851,892)				596,787,121

RIGHTS AND WARRANTS (0.00%)
Technology (0.00%)
Mavenir Warrants Tier 1, Strike Price: $1.00(a)(d)		12/31/2049	$181	$–
Mavenir Warrants Tier 2, Strike Price: $1.00(a)(d)		12/31/2049	353	–
XPLORE CVR, Strike Price: $–(a)(c)(d)		12/31/2049	5,390	1
TOTAL RIGHTS AND WARRANTS
(Cost $597)				1

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.80%)
State Street Institutional US Government Money Market Fund, Premier Class	3.580%	40,729,626	$40,729,626

TOTAL SHORT TERM INVESTMENTS
(Cost $40,729,626)			40,729,626

TOTAL INVESTMENTS (99.74%)
(Cost $1,093,167,419)			$1,068,721,030

OTHER ASSETS IN EXCESS OF LIABILITIES (0.26%)			2,738,293

NET ASSETS (100.00%)			$1,071,459,322

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(b)	Non-income producing security.
(c)	Security deemed to be restricted as of June 30, 2026. As of June 30, 2026, the fair value of restricted securities in the aggregate was $51,724,962, representing 4.83% of the Fund’s net assets. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of June 30, 2026, the fair value of illiquid securities in the aggregate was $98,784,830, representing 9.22% of the Fund's net assets.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of June 30, 2026 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Payment in-kind.
(g)	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. At June 30, 2026, the Fund had unfunded commitments shown below:

Investment	Par Value	Net Market Value	Market Value

Sizzling Platter DD	$162,542	$423,397	$585,939
US Fertility Enterprises LLC	271,158	466,760	737,918
Total		$890,157	$1,323,857

(h)	Security is currently in default.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the fair value of securities restricted under Rule 144A in the aggregate was $483,386,800, representing 45.11% of net assets.
(j)	Security is a perpetual bond.
(k)	Zero coupon bond.

Investment Abbreviations:

SOFR - Standard Overnight Financing Rate

Rates:

3M EUR L - 3 Month EURIOBOR as of June 30, 2026 was 2.32%

1M SOFR - CME Term SOFR 1 Month as of June 30, 2026 was 3.65%

3M SOFR - CME Term SOFR 3 Month as of June 30, 2026 was 3.73%

6M SOFR - CME Term SOFR 6 Month as of June 30, 2026 was 3.85%

1Y US TI - 1 Year US Treasury Index as of June 30, 2026 was 3.98%

5Y US TI - 5 Year US Treasury Index as of June 30, 2026 was 4.19%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (CENTRALLY CLEARED)(a)(b)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at June 30, 2026	Notional Amount	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
MARKIT CDX HY S46 5Y 06/31 ICE	ICE	5.00%	USD	6/20/31	3.04%	$7,355,700	$(604,631)	$353,074	$(251,557)
							(604,631)	$353,074	(251,557)

Credit default swaps pay quarterly.

(a)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Receiving Currency	Receiving Value	Delivering Currency	Delivering Value	Unrealized Appreciation/ (Depreciation)
State Street Corporation	09/10/26	USD	$879,761	CAD	$864,373	$15,388
State Street Corporation	09/10/26	USD	5,498,668	EUR	5,441,316	57,352
State Street Corporation	09/10/26	USD	3,225,614	GBP	3,207,322	18,292
						$91,032

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
June 30, 2026 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews the results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE), normally 4:00p.m. Eastern Time, on each day the NYSE is open.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

Credit Default Swaps (“CDS”) are valued using prices provided by a nationally recognized CDS pricing service. The valuation method utilizes data collected from market makers and other sources, supports price discovery, risk management, and independent valuation of CDS contracts across single names, indices, and tranches. For centrally cleared swaps, the daily change in valuation, and upfront payments, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities.

Currency Forward Contracts are valued using a nationally recognized valuation service. The provider incorporates currency spot rates and interest rate differentials between the two currencies for the contract’s tenor.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender. Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Currency Risk. The Fund’s investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Derivatives Risk. The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.